Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating Expenses
Formation and Operating Costs	$ 722,326	$ 142,732	$ 1,680,597	$ 344,298	$ 97,407	$ 940,505
Total Operating Expenses	722,326	142,732	1,680,597	344,298	97,407	940,505
Net Operating Loss	722,326	142,732	1,680,597	344,298	97,407	940,505
Gain from investments held in Trust Account	1,855,638	232,604	3,658,699	245,281	229	2,440,752
Change in fair value of overallotment units				15,119	(58,062)	15,119
Fair value of forfeited overallotment option				79,071		79,071
Total Other Income	1,855,638	232,604	3,658,699	339,471	(57,832)	2,534,942
Income (loss) before provision for income tax	1,133,312	89,872	1,978,102	(4,827)	(155,240)	1,594,437
Provision for income taxes- loss	379,235	22,163	732,009	22,163		456,681
Net income (loss)	$ 754,077	$ 67,709	$ 1,246,093	$ (26,990)	$ (155,240)	$ 1,137,756
Class A Common Stock Subject to Possible Redemption
Operating Expenses
Basic weighted average shares outstanding (in Shares)	15,358,885	16,500,000	15,926,290	16,408,840	576,923	16,454,795
Basic net income (loss) per share (in Dollars per share)	$ 0.04	$ 0	$ 0.06	$ 0	$ (0.03)	$ 0.06
Nonredeemable Shares of Class B Common Stock
Operating Expenses
Basic weighted average shares outstanding (in Shares)	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000	4,125,000
Basic net income (loss) per share (in Dollars per share)	$ 0.04	$ 0	$ 0.06	$ 0	$ (0.03)	$ 0.06